Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Lease Commitments	as at December 31, 2025, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease and other lease-related obligations	280.3	55.2	87.7	137.4
Leases not commenced but committed	56.4	2.9	8.7	44.8
	336.7	58.1	96.4	182.2